SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

26. SHARE BASED COMPENSATION

a)	JinkoSolar Holding

The Company adopted a long-term incentive plan (the "2009 Plan") in July 2009 which was subsequently amended and restated. The 2009 plan provided for the issuance of options of 9,325,122 ordinary shares. The options have a contractual life of 7 years except for certain options granted to an employee in August 2009 that can be exercised until October 1, 2013. The share options will vest in 5 successive equal annual instalments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date. For 953,200 options granted to one employee in August 2009, the share options vested in a series of 36 months, on the last day of each month, commencing from October 1, 2008.

The Company adopted a new long-term incentive plan (the "2014 Plan") in August 2014. The 2014 Plan provides for the issuance of options of 12,796,745 ordinary shares. The options have a contractual life of 10 year. The share options will vest in 5 successive equal annual instalments on the last day of each year from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 1, 2013, under the 2009 Plan, the Company granted to an officer options to purchase 600,000 ordinary shares of the Company at an exercise price of US$4.38 per share, with which the share options will vest in 12 successive equal monthly installments on the last day of each month from the grant date, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 1, 2013, under the 2009 Plan, the Company granted to certain employees options to purchase 680,000 ordinary shares of the Company at an exercise price of US$4.38 per share, with which the share options will vest in 3 and 5 successive equal annual installments on the last day of each year from the grant date, respectively, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On October 10, 2014, under the 2014 Plan, the Company granted to certain officers options to purchase 9,940,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from October 10, 2014, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 13, 2013, the Company extended the expiration date of the stock options granted to an officer from October 1, 2013 to October 1, 2014. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB 1,608,968 for the year ended December 31, 2013.

On August 18, 2014, the Company extended the expiration date of 873,200 stock options granted to an officer from October 1, 2014 to October 1, 2015. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB35,513 for the year ended December 31, 2014.

On March 1, 2015, under the 2009 and 2014 Plan, the Company granted to certain officers options to purchase 320,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from March 1, 2015, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On April 13, 2015, under the 2014 Plan, the Company granted to certain officers options to purchase 160,000 ordinary shares of the Company at an exercise price of US$5.93 per share. The share options will vest in 5 successive equal annual installments on the last day of each year from April 13, 2015, provided that the personnel's service with the Company has not terminated prior to each such vesting date.

On August 20, 2015, the Company extended the expiration date of 1,352,840 stock options granted to an officer from October 1, 2015 to October 1, 2016. As a result of this modification, the Company recorded additional stock-based compensation expense of RMB180,553 for the year ended December 31, 2015.

A summary of activities under the Company's share-based compensation plan is as follow:

	Number of option outstanding	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(US$/share)	(in years)	(RMB)
Balance as of January 1, 2015	15,625,322	4.55
Granted	480,000	6.29
Exercise	(1,181,900)	2.32
Forfeited	(296,000)	5.81
Balance as of December 31, 2015	14,627,422	4.77	6.53	201,482,162

Vested and expected to vest as of December 31, 2015	9,030,401	4.09	5.22	162,941,498
Vested and exercisable as of December 31, 2015	5,475,422	3.49	3.84	119,156,340

Included in the number of share options granted during 2015, 142,020 options were granted under the 2009 Plan and 337,980 options were granted under 2014 Plan.

The aggregate intrinsic value is calculated as the difference between the market price of ordinary shares, US$6.9 (RMB 40.75) per share as of December 31, 2015 and the exercise prices of the options.

Total intrinsic value of options exercised during the year ended December 31, 2013, 2014 and 2015 were RMB76,736,538, RMB67,877,828 and RMB 152,515,116, respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2013, 2014 and 2015 was RMB23.32, RMB28.42 and RMB27.73 per share, respectively.

A summary of non-vested shares activity under the share-based compensation plan is as follow:

	Number of option outstanding	Weighted-average fair value on grant date (RMB/Share)

Non-vested at January 1, 2015	11,950,016	25.45
Granted	480,000	27.73
Vested	(3,046,016)	22.20
Forfeited	(232,000)	30.88
Non-vested at December 31, 2015	9,152,000	26.52

Expected to vest as of December 31, 2015	3,554,979	24.06

The total fair value of shares vested for the years ended December 31, 2013, 2014 and 2015 were RMB18,548,052, RMB20,422,248 and RMB67,627,740, respectively.

The share-based compensation expense for the year ended December 31, 2013, 2014 and 2015 was recorded in the respective items:

	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Costs of revenues	505,036	203,140	118,301
Selling expenses	1,499,187	6,397,902	23,625,827
General and administrative expenses	15,987,983	34,164,506	81,024,667
Research and development expenses	-	1,924,447	7,945,590
Total	17,992,206	42,689,995	112,714,385

As of December 31, 2015, the company had 14,627,422 options outstanding. Total share-based compensation cost, determined based on the fair value of the options on the grant dates applying an estimated forfeiture rate of 10%, amounted to approximately RMB112,714,385 of which the amounts of RMB17,992,206, RMB42,689,995 and RMB112,714,385 was recognized for the year ended December 31, 2013, 2014 and 2015, respectively.

As of December 31, 2015, the Company had unrecognized share-based compensation expense RMB171,208,752 related to non-vested share options. That deferred cost is expected to be recognized over a weighted-average period of 4.0 years. For the year ended December 31, 2015, total cash received from the exercise of share options was RMB 7,613,965.

The fair value of options grant during the year ended December 31, 2015 is estimated on the date of grant using Black-Scholes model with the following assumptions:

2015

Expected volatility	83.49%-91.68%
Expected dividend yield	0%
Expected terms	6.5
Risk-free interest rate	1.50%-1.74%
Fair value per option at grant date (RMB)	25.62-35.31

The risk-free interest rate is based on the China government bond yield denominated in US$ for a term consistent with the expected life of the awards in effect at the time of grant.

The expected term is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

The Company has no history or expectation of paying dividends on its ordinary shares.

The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

b)	JinkoSolar Power

In October 2014, JinkoSolar Power adopted its 2014 Equity Incentive Plan (the “JinkoSolar Power 2014 Plan”), which permits the grant of stock options, restricted shares and restricted share units of JinkoSolar Power to its employees, directors and consultants of the JinkoSolar Power. Under the plan, a total of 12,766 ordinary shares (12,766,000 shares post the thousand-for-one share split by JinkoSolar Power in April 2015) of JinkoSolar Power were initially reserved for issuance.

On May 4, 2015, JinkoSolar Power granted 8,680,880 share options to its directors, officers and employees, under JinkoSolar Power 2014 Plan to purchase ordinary shares of JinkoSolar Power. Subject to the individuals' continued employment with JinkoSolar Power, and only upon the completion of an IPO of JinkoSolar Power, the option shall vest and become exercisable with respect to the vesting schedule as following.

- 7,021,300 share options granted to directors and employees will vest and exercisable in 5 successive equal annual installments on the last day of each year from grant date.

- 1,659,580 share options granted to an officer will vest by 40% on the grant date, and 30% on each of the second and third anniversaries of the grant date. In addition, if the officer's employment with JinkoSolar Power is terminated as a result of certain defined events or situations, any then unvested share options for this officer will immediately become fully vested.

The share options have a contractual terms of 10 years from the date of grant. The share options shall not become exercisable until JinkoSolar Power's IPO has occurred prior to the expiry of the contractual option term. The exercise of these options will create non-controlling interest at the parent level. Given the exercise restriction, the recognition of share-based compensation expense is delayed. Such expense accumulated from grant date will be recognized at the time of JinkoSolar Power's IPO. Total share-based compensation expense not yet recognized as of December 31, 2015 due to the exercise restriction was RMB21,948,304.

As of December 31, 2015, JinkoSolar Power had 8,680,880 options outstanding. There were nil options forfeited or vested from the options grant date to December 31, 2015. The remaining contractual life of the options outstanding as of December 31, 2015 is 9.34 years.

The grant date fair value of each option is calculated using a binomial option pricing model by the Company. The fair value of each option grant was estimated on the date of grant with the following assumptions:

2015

Expected volatility	53.56%
Expected dividend yield	0%
Option term	10 years
Risk-free interest rate	2.36%
Expected forfeiture rate (post-vesting)	0% or 10%
Fair value per option at grant date (USD)	1.88-2.01

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury strips with a maturity similar to the time to expiry at the option valuation date. JinkoSolar Power has never declared or paid any cash dividends on its capital stock, and JinkoSolar Power does not anticipate any dividend payments on its common shares in the foreseeable future. Expected term is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate after each option grant.